Segments (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Revenue and Pre-tax Income by Segment

($ in millions)
For the year ended December 31:	Software	Consulting	Infrastructure	Financing	Total Segments
2023
Revenue	$26,308	$19,985	$14,593	$741	$61,627
Pre-tax income from continuing operations	6,571	1,918	2,421	374	11,283
Revenue year-to-year change	5.1%	4.6%	(4.5)%	14.8%	2.6%
Pre-tax income year-to-year change	6.6%	14.4%	7.0%	10.1%	8.1%
Pre-tax income margin	25.0%	9.6%	16.6%	50.5%	18.3%
2022
Revenue	$25,037	$19,107	$15,288	$645	$60,077
Pre-tax income from continuing operations	6,162	1,677	2,262	340	10,441
Revenue year-to-year change	6.9%	7.1%	7.8%	(16.6)%	6.8%
Pre-tax income year-to-year change	27.1%	15.7%	11.7%	(22.9)%	19.1%
Pre-tax income margin	24.6%	8.8%	14.8%	52.6%	17.4%
2021
Revenue	$23,426	$17,844	$14,188	$774	$56,231
Pre-tax income from continuing operations	4,849	1,449	2,025	441	8,765

Reconciliation of segment revenue and pre-tax income to IBM as reported

($ in millions)
For the year ended December 31:	2023	2022	2021
Revenue
Total reportable segments	$61,627	$60,077	$56,231
Other—divested businesses	(2)	318	785
Other revenue	235	135	335
Total revenue	$61,860	$60,530	$57,350

($ in millions)
For the year ended December 31:	2023	2022	2021
Pre-tax income from continuing operations
Total reportable segments	$11,283	$10,441	$8,765
Amortization of acquired intangible assets	(1,627)	(1,747)	(1,838)
Acquisition-related charges	(33)	(18)	(43)
Non-operating retirement-related (costs)/income (1)	39	(6,548)	(1,282)
Kyndryl-related impacts (2)	—	(351)	118
Workforce rebalancing charges (3)	(435)	—	—
Other—divested businesses	5	91	(102)
Unallocated corporate amounts and other	(541)	(712)	(782)
Total pre-tax income from continuing operations	$8,690	$1,156	$4,837
(1)2022 includes a one-time, non-cash, pre-tax pension settlement charge of $5.9 billion. See note V, “Retirement-Related Benefits,” for additional information.
(2)Net impacts for Kyndryl retained shares and related swaps. Refer to note E, “Acquisitions & Divestitures," and note T, "Derivative Financial Instruments," for additional information.
(3)Beginning in the first quarter of 2023, the company updated its measure of segment pre-tax income, consistent with its management system, to no longer allocate workforce rebalancing charges to its reportable segments. Workforce rebalancing charges of $40 million and $182 million for 2022 and 2021, respectively, were included in the segments.

Assets and Other Items by segment

($ in millions)
For the year ended December 31:	Software	Consulting	Infrastructure	Financing	Total Segments
2023
Assets	$61,141	$14,342	$11,991	$14,409	$101,883
Depreciation/amortization of intangibles	526	106	1,018	8	1,659
Capital expenditures/investments in intangibles	385	20	836	15	1,255
2022
Assets	$57,186	$13,481	$12,243	$15,757	$98,667
Depreciation/amortization of intangibles (1)	564	108	1,250	14	1,936
Capital expenditures/investments in intangibles	446	33	853	27	1,359
2021
Assets	$58,420	$11,914	$11,766	$16,880	$98,980
Depreciation/amortization of intangibles (1)	598	97	1,257	49	2,001
Capital expenditures/investments in intangibles	559	55	792	33	1,439
(1)    Recast to conform to 2023 presentation to remove amortization of acquired intangible assets.

Reconciliation of assets to IBM as reported

($ in millions)
At December 31:	2023	2022
Assets
Total reportable segments	$101,883	$98,667
Elimination of internal transactions	(1,028)	(1,062)
Other—divested businesses	19	100
Unallocated amounts
Cash and marketable securities	12,907	8,138
Deferred tax assets	6,468	6,078
Plant, other property and equipment	1,838	1,760
Operating right-of-use assets	2,085	1,586
Pension assets	7,506	8,236
Other (1)	3,563	3,740
Total IBM consolidated assets	$135,241	$127,243
(1)Prior period has been reclassified to conform to the change in 2023 presentation.
Geographic Information
The following tables provide information for those countries that are 10 percent or more of the specific category.
Revenue (1)

($ in millions)
For the year ended December 31:	2023	2022	2021
United States	$25,309	$25,098	$22,893
Other countries (2)	36,551	35,432	34,457
Total revenue	$61,860	$60,530	$57,350
(1)Revenues are attributed to countries based on the location of the client.
(2)Prior periods reclassified to conform to the changes in 2023 presentation.

Plant and Other Property–Net (1)

($ in millions)
At December 31:	2023	2022	2021
United States	$3,466	$3,209	$3,375
Other countries	2,027	2,100	2,293
Total	$5,492	$5,308	$5,668
(1)Excludes rental machines.
Operating Right-of-Use Assets–Net

($ in millions)
At December 31:	2023	2022	2021
United States	$1,249	$1,074	$1,148
Japan	340	259	398
Other countries	1,631	1,545	1,676
Total	$3,220	$2,878	$3,222

Revenue by Classes of Similar Products or Services
The following table presents external revenue for similar classes of products or services within the company’s reportable segments. Client solutions often include IBM software and systems and other suppliers’ products if the client solution requires it. For each of the segments that include services, Software-as-a-Service, consulting, education, training and other product-related services are included as services. For each of these segments, software includes product license charges and ongoing subscriptions.

($ in millions)
For the year ended December 31:	2023	2022	2021
Software
Software	$22,483	$21,374	$19,845
Services	3,764	3,575	3,485
Systems	62	88	96
Consulting
Services	$19,691	$18,857	$17,563
Software	212	170	173
Systems	82	80	108
Infrastructure
Maintenance	$4,138	$4,590	$4,743
Servers	4,253	4,471	3,483
Services	2,463	2,653	2,616
Storage	2,081	1,989	1,919
Software	1,658	1,585	1,426
Financing
Financing	$680	$582	$628
Used equipment sales	$60	$64	$145